Noninterest Revenue (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Underwriting:
Equity	$ 455	$ 354	$ 834	$ 767
Debt	876	711	1,858	1,462
Total underwriting	1,331	1,065	2,692	2,229
Advisory	602	356	1,034	653
Total investment banking fees	1,933	1,421	3,726	2,882
Principal transactions revenue
Trading revenue	2,302	2,010	6,242	6,396
Private equity gains/(losses)	838	80	1,643	242
Principal transactions	3,140	2,090	7,885	6,638
Asset management:
Investment management fees	1,655	1,317	3,149	2,644
All other asset management fees	148	116	292	225
Total asset management fees	1,803	1,433	3,441	2,869
Total administration fees	579	531	1,130	1,022
Commission and other fees:
Brokerage commissions	699	753	1,462	1,456
All other commissions and fees	622	632	1,276	1,267
Total commissions and fees	1,321	1,385	2,738	2,723
Total asset management, administration and commissions	3,703	3,349	7,309	6,614
Interest rate
Principal transactions revenue
Trading revenue	(325)	288	190	572
Foreign exchange
Principal transactions revenue
Trading revenue	225	474	785	1,172
Equity
Principal transactions revenue
Trading revenue	754	37	1,778	1,029
Commodity
Principal transactions revenue
Trading revenue	729	(160)	1,291	205
Credit
Principal transactions revenue
Trading revenue	$ 919	$ 1,371	$ 2,198	$ 3,418